Schedule of Remaining Lease Payments (Details)	Dec. 31, 2023 USD ($)
Finance And Operating Leases
2024	$ 189,499
2025	199,401
Total remaining lease payments (undiscounted)	388,900
Less: imputed interest	16,766
Present value of lease liabilities	$ 372,134